Property, plant and equipment (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of detailed information about property, plant and equipment [abstract]
Reconciliation of changes in property, plant and equipment

	Leasehold Improvements	Computer and Peripherals	Furniture and Fixtures	Vehicles	Office Equipment	Office Building	Total
Gross block
At April 1, 2024	228	334,944	2,544	91,941	25,603	-	455,260
On account of business combination	-	3,197	909	47	846	41,036	46,035
Additions	955	39,548	93	23,838	1,944	-	66,378
Disposals/adjustment	-	(15,562)	-	(21,817)	(758)	-	(38,137)
Effects of movements in foreign exchange rates	-	-	-	-	-	-	-
At March 31, 2025	1,183	362,127	3,546	94,009	27,635	41,036	529,536
On account of business combination							-
Additions	-	39,369	2,684	12,724	1,844	-	56,621
Disposals/adjustment	-	(4,444)	-	(7,765)	-	-	(12,209)
Transfer to investment property	-	-	-	-	-	(41,036)	(41,036)
Effects of movements in foreign exchange rates	-	-	-	-	-	-	-
At March 31, 2026	1,183	397,052	6,230	98,968	29,479	-	532,912

Accumulated Depreciation
At April 1, 2024	227	304,864	2,181	49,450	24,703	-	381,425
Charge for the year	53	21,096	205	18,124	926	367	40,771
Disposals/adjustment	-	(15,527)	-	(13,188)	(769)	-	(29,484)
Effects of movements in foreign exchange rates	-	-	-	-	-		-
At March 31, 2025	280	310,433	2,386	54,386	24,860	367	392,712
Charge for the year	106	29,872	369	18,443	1,156	264	50,210
Disposals/adjustment	-	(4,444)	-	(5,533)	-	-	(9,977)
Transfer to investment property	-	-	-	-	-	(631)	(631)
At March 31, 2026	386	335,861	2,755	67,296	26,016	-	432,314

Net block
At March 31, 2025	903	51,694	1,160	39,623	2,775	40,669	136,824
At March 31, 2026	797	61,191	3,475	31,672	3,463	-	100,598

Schedule of investment property

The following table represents the reconciliation of changes in the carrying value of investment property for the year ended March 31, 2026 and March 31, 2025.

Office Building
Gross carrying value
At March 31, 2025	-
Transfer from PPE*	41,036
Disposals/adjustment	-
At March 31, 2026	41,036

Accumulated Depreciation
At March 31, 2025	-
Charge for the year	347
Transfer from PPE*	631
Disposals/adjustment	-
At March 31, 2026	978

Net carrying value
At March 31, 2025	-
At March 31, 2026	40,058

Schedule of information regarding income and expenditure of investment properties

Information regarding income and expenditure of Investment properties

	For the year ended March 31, 2025	For the year ended March 31, 2026

Rental income derived from investment properties	-	720
Direct operating expenses (including repairs and maintenance) arising from investment properties that generating rental income	-	-
Direct operating expenses (including repairs and maintenance) arising from investment properties that did not generate rental income	-	-
Profit arising from investment properties before depreciation and indirect expenses	-	720
Less - Depreciation	-	(347)
Profit arising from investment properties before indirect expenses	-	373

Schedule of valuation on investment properties

Description of valuation techniques used and key inputs to valuation on investment properties:

Investment properties	FV as at March 31, 2026	Valuation technique	FV Hierarchy Level	Significant unobservable Inputs	Range (weighted average)
					31-Mar-25	31-Mar-26
Commercial building	40,310	Comparative Method	Level 3	Estimated rental value per sq. per month	NA	180,000 p.m.
Composite rate					NA	17758/sq ft